Share capital - National Dream Limited (Details)										1 Months Ended		12 Months Ended				13 Months Ended
	Aug. 17, 2020 CNY (¥) shares	Jan. 14, 2020 CNY (¥) shares	Dec. 13, 2019 CNY (¥) shares	Nov. 27, 2019 USD ($) shares	Nov. 27, 2019 CNY (¥) shares	Nov. 26, 2019 USD ($) shares	Nov. 26, 2019 CNY (¥) shares	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CNY (¥) shares	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2020 shares	Dec. 31, 2019 shares		Dec. 31, 2018 shares	Aug. 30, 2019 CNY (¥)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Total consideration | ¥			¥ 2,007,034,549								¥ 4,750,965,000					¥ 192,082,000
Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Total consideration				$ 5,284,830	¥ 37,175,000
National Dream Limited
Disclosure of classes of share capital [line items]
Total consideration								$ 13,114,000	¥ 88,030,000
Increase in ordinary shares								1,748,501	1,748,501
Great Lakes Limited
Disclosure of classes of share capital [line items]
Total consideration						$ 9,506,400	¥ 66,877,000
Increase in ordinary shares						1,267,520	1,267,520
Blossom View Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Increase in ordinary shares				563,714	563,714
Gold Planning Limited | Share subscription agreement, September 2019
Disclosure of classes of share capital [line items]
Increase in ordinary shares				140,930	140,930
Ordinary shares
Disclosure of classes of share capital [line items]
Total consideration										$ 750,000,000	¥ 4,750,965,000
Increase in ordinary shares	62,100,000	10,560,000	93,600,000									72,660,000	3,720,665	[1]	99,999,999
Number of shares issued												1,169,980,661	1,097,320,664		999,999,999		900,000,000
ADSs
Disclosure of classes of share capital [line items]
Increase in ordinary shares		3,520,000	31,200,000
Underwritten Public Offerings of American Depositary Shares
Disclosure of classes of share capital [line items]
Total consideration | ¥	¥ 2,471,951,645
Number of shares issued	18,000,000
Over Allotment Option for American Depositary Shares
Disclosure of classes of share capital [line items]
Total consideration | ¥		¥ 225,727,710
Number of shares issued	2,700,000

[1]	The Company has completed Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregated consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares in issue. As at December 31, 2018, issued number of ordinary shares was 999,999,999 shares of USD0.00001 each which had been fully paid.On March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.